Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Heitman US Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	HTMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Heitman US Real Estate Securities Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mutualfunds.heitman.com/. You can also request this information by contacting us at 1-888-799-2944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-799-2944
Additional Information Website	https://mutualfunds.heitman.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Updated Performance Information Location [Text Block]	Visit https://mutualfunds.heitman.com/ for more recent performance information.
Net Assets	$ 5,379,161
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$5,379,161
Number of Holdings	38
Portfolio Turnover	108%
30-Day SEC Yield	3.25%
30-Day SEC Yield Unsubsidized	-2.73%

Holdings [Text Block]

Industry	(% of net assets)
Retail REITs	15.2%
Industrial REITs	13.4%
Health Care REITs	12.8%
Data Center REITs	11.6%
Multi-Family Residential REITs	11.2%
Self-Storage REITs	7.7%
Other Specialized REITs	7.5%
Single-Family Residential REITs	5.7%
Office REITs	5.1%
Cash & Other Industries	9.8%

Top 10 Issuers	(% of net assets)
Prologis, Inc.	9.1%
Equinix, Inc.	6.8%
Welltower, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.5%
UDR, Inc.	4.3%
Iron Mountain, Inc.	4.2%
Extra Space Storage, Inc.	4.0%
AvalonBay Communities, Inc.	3.8%
American Homes 4 Rent	3.7%

Updated Prospectus Web Address	https://mutualfunds.heitman.com/
Investor Class
Shareholder Report [Line Items]
Fund Name	Heitman US Real Estate Securities Fund
Class Name	Investor Class
Trading Symbol	HTMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Heitman US Real Estate Securities Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mutualfunds.heitman.com/. You can also request this information by contacting us at 1-888-799-2944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-799-2944
Additional Information Website	https://mutualfunds.heitman.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	1.02%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
Updated Performance Information Location [Text Block]	Visit https://mutualfunds.heitman.com/ for more recent performance information.
Net Assets	$ 5,379,161
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$5,379,161
Number of Holdings	38
Portfolio Turnover	108%
30-Day SEC Yield	3.00%
30-Day SEC Yield Unsubsidized	-2.96%

Holdings [Text Block]

Industry	(% of net assets)
Retail REITs	15.2%
Industrial REITs	13.4%
Health Care REITs	12.8%
Data Center REITs	11.6%
Multi-Family Residential REITs	11.2%
Self-Storage REITs	7.7%
Other Specialized REITs	7.5%
Single-Family Residential REITs	5.7%
Office REITs	5.1%
Cash & Other Industries	9.8%

Top 10 Issuers	(% of net assets)
Prologis, Inc.	9.1%
Equinix, Inc.	6.8%
Welltower, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.5%
UDR, Inc.	4.3%
Iron Mountain, Inc.	4.2%
Extra Space Storage, Inc.	4.0%
AvalonBay Communities, Inc.	3.8%
American Homes 4 Rent	3.7%

Updated Prospectus Web Address	https://mutualfunds.heitman.com/